Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2024
Inventories, Net [Abstract]
Schedule of Inventories
	As of December 31,	As of December 31,
	2024	2023
Finished goods	$10,169,630	$10,064,160
Work in process	884,503	938,289
Raw materials	17,358,597	19,632,702
	28,412,730	30,635,151
Less: inventory write-down	(27,815,614)	(30,436,305)
Inventories, net	$597,116	$198,846